Operations	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Operations
1. Operations
Companhia Paranaense de Energia (Copel or Company) is a publicly-held company with shares traded on the Novo Mercado segment of B3 S.A. - Brasil, Bolsa Balcão Stock Exchange, as well as on the New York Stock Exchange (NYSE) and the Madrid Stock Exchange, in the Latin American segment (Latibex). Copel is headquartered in Brazil, at Rua José Izidoro Biazetto, nº 158, Bloco A, in the city of Curitiba, State of Paraná.
The Company's main activities include research, study, planning, construction, and operation of systems for the production, transformation, transportation, distribution, and trading of energy in any form, primarily electric power. These activities are regulated by the Brazilian Electricity Regulatory Agency (Aneel), which is linked to the Ministry of Mines and Energy (MME). In addition, Copel and its subsidiaries have interests in other companies, predominantly in the energy sector.
Migration to the Novo Mercado
On June 23, 2025, the Board of Directors approved the start of the process of migrating the Company to the Novo Mercado, a special segment of the [B]³ stock market for companies with the highest corporate governance practices. At an Special General Meeting held on August 22, 2025, the Company's shareholders approved all matters relating to the migration process to the Novo Mercado.
On November 4, 2025, the consent of all creditors was obtained, and on November 17, 2025, a special meeting of preferred shareholders was held, which approved the ratification of the mandatory conversion of all preferred shares at a ratio of one new common share and one new preferred share (“PNC”) compulsorily redeemable. From November 19 to December 18, 2025, dissenting preferred shareholders had the right to exercise their right of withdrawal. For shareholders who exercised this right, the Company repurchased the shares.
On December 22, 2025, the migration process to the Novo Mercado was completed, at which time the then existing preferred shares were extinguished and, in their place, 1 common share and 1 redeemable special class preferred share (“PNC”) were issued for each preferred share, thus having no impact on the total number of shares of the Company. On December 30, 2025, the Company paid a premium of R$1,298,041 (R$1,273,727 net of taxes) to shareholders who participated in the migration.
1.1. Equity interests of Copel
The Company participates directly or indirectly in subsidiaries joint ventures, and associates. During 2025 the following changes occurred in relation to the equity interests as of December 31, 2024:
•sale of Copel GET SPEs (Note 37.1).
•change of Mata de Santa Genebra Transmissão S.A. (Mata de Santa Genebra or MSG) from joint ventures to subsidiary and dissolution of Consórcio Energético Cruzeiro do Sul, after completion of the asset swap process with Eletrobras (Notes 1.2 and 37.2).
•acquisition an sale of Geração Céu Azul S.A. (Note 37.3).
•sale of the equity interest in Solar Paraná GD Participações S.A. (Note 37.4).
•establishment and sale of SPE at Copel SER for the sale of photovoltaic units - “UFVs” (Note 37.4).
1.1.1. Subsidiaries

Subsidiaries	Headquarters	Main activity	%	Investor
Copel Geração e Transmissão S.A. (Copel GeT)	Curitiba/PR	Production and transmission of electricity	100.0	Copel
Copel Distribuição S.A. (Copel DIS)	Curitiba/PR	Distribution of electricity	100.0	Copel
Copel Serviços S.A. (Copel SER)	Curitiba/PR	Service provision	100.0	Copel
Copel Comercialização S.A. (Copel COM)	Curitiba/PR	Commercialization of electricity	100.0	Copel
Elejor – Centrais Elétricas do Rio Jordão S.A.	Curitiba/PR	Production of electricity	70.0	Copel
São Bento Energia, Investimentos e Participações S.A. (São Bento)	Curitiba/PR	Control and management of interests	100.0	Copel GeT
Nova Asa Branca I Energias Renováveis S.A.	S. Miguel do Gostoso/RN	Production of electricity from wind sources	100.0	Copel GeT
Nova Asa Branca II Energias Renováveis S.A.	Parazinho/RN	Production of electricity from wind sources	100.0	Copel GeT
Nova Asa Branca III Energias Renováveis S.A.	Parazinho/RN	Production of electricity from wind sources	100.0	Copel GeT
Nova Eurus IV Energias Renováveis S.A.	Touros/RN	Production of electricity from wind sources	100.0	Copel GeT
Santa Maria Energias Renováveis S.A.	Maracanaú/CE	Production of electricity from wind sources	100.0	Copel GeT
Santa Helena Energias Renováveis S.A.	Maracanaú/CE	Production of electricity from wind sources	100.0	Copel GeT
Ventos de Santo Uriel S.A.	João Câmara/RN	Production of electricity from wind sources	100.0	Copel GeT
Cutia Empreendimentos Eólicos S.A. (Cutia)	Curitiba/PR	Control and management of interests	100.0	Copel GeT
Brownfield Investment Holding Ltda. (Brownfield)	Curitiba/PR	Control and management of interests	100.0	Copel GeT
Ventos de Serra do Mel B S.A. (Serra do Mel)	Serra do Mel/RN	Control and management of interests	68.8	Copel GeT
			31.2	Brownfield
Aventura Holding S.A. (Aventura)	Curitiba/PR	Control and management of interests	100.0	Copel GeT
SRMN Holding S.A. (SRMN)	Curitiba/PR	Control and management of interests	100.0	Copel GeT
Costa Oeste Transmissora de Energia S.A.	Curitiba/PR	Transmission of electricity	100.0	Copel GeT
Marumbi Transmissora de Energia S.A.	Curitiba/PR	Transmission of electricity	100.0	Copel GeT
Uirapuru Transmissora de Energia S.A	Curitiba/PR	Transmission of electricity	100.0	Copel GeT
Mata de Santa Genebra Transmissão S.A.	Curitiba/PR	Transmission of electricity	100.0	Copel GeT
Bela Vista Geração de Energia S.A.	Curitiba/PR	Production of electricity	100.0	Copel GeT
F.D.A. Geração de Energia Elétrica S.A. (FDA)	Curitiba/PR	Production of electricity	100.0	Copel GeT
Jandaíra I Energias Renováveis S.A.	Curitiba/PR	Production of electricity from wind sources	100.0	Copel GeT
Jandaíra II Energias Renováveis S.A.	Curitiba/PR	Production of electricity from wind sources	100.0	Copel GeT
Jandaíra III Energias Renováveis S.A.	Curitiba/PR	Production of electricity from wind sources	100.0	Copel GeT
Jandaíra IV Energias Renováveis S.A.	Curitiba/PR	Production of electricity from wind sources	100.0	Copel GeT
Eol Potiguar B61 SPE S.A.(a)	Serra do Mel/RN	Production of electricity from wind sources	100.0	Copel GeT
GE Olho D’Água S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	São Bento
GE Boa Vista S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	São Bento
GE Farol S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	São Bento
GE São Bento do Norte S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	São Bento
Central Geradora Eólica São Bento do Norte I S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Bento do Norte II S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Bento do Norte III S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Miguel I S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Miguel II S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Miguel III S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Guajiru S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Jangada S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Potiguar S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Cutia S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Maria Helena S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Esperança do Nordeste S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Paraíso dos Ventos do Nordeste S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Eol Potiguar B141 SPE S.A.	Serra do Mel/RN	Production of electricity from wind sources	100.0	Serra do Mel
Eol Potiguar B142 SPE S.A.	Serra do Mel/RN	Production of electricity from wind sources	100.0	Serra do Mel
Eol Potiguar B143 SPE S.A.	Serra do Mel/RN	Production of electricity from wind sources	100.0	Serra do Mel
Eol Ventos de Vila Paraíba IV SPE S.A.	Serra do Mel/RN	Production of electricity from wind sources	100.0	Serra do Mel
Central Eólica Aventura II S.A.	Curitiba/PR	Production of electricity from wind sources	100.0	Aventura
Central Eólica Aventura III S.A.	Curitiba/PR	Production of electricity from wind sources	100.0	Aventura
Central Eólica Aventura IV S.A.	Curitiba/PR	Production of electricity from wind sources	100.0	Aventura
Central Eólica Aventura V S.A.	Curitiba/PR	Production of electricity from wind sources	100.0	Aventura
Central Eólica SRMN I S.A.	Curitiba/PR	Production of electricity from wind sources	100.0	SRMN
Central Eólica SRMN II S.A.	Curitiba/PR	Production of electricity from wind sources	100.0	SRMN
Central Eólica SRMN III S.A.	Curitiba/PR	Production of electricity from wind sources	100.0	SRMN
Central Eólica SRMN IV S.A.	Curitiba/PR	Production of electricity from wind sources	100.0	SRMN
Central Eólica SRMN V S.A.	Curitiba/PR	Production of electricity from wind sources	100.0	SRMN
(a) Wind farm with 99.99992% interest in Copel Get and 0.00008% in Brownfield.
1.1.2. Joint Ventures

Joint ventures	Headquarters	Main activity	%	Investor
Voltalia São Miguel do Gostoso I Participações S.A. (a)	São Paulo/SP	Interests in companies	49.0	Copel
Caiuá Transmissora de Energia S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT
Integração Maranhense Transmissora de Energia S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT
Matrinchã Transmissora de Energia (TP NORTE) S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT
Guaraciaba Transmissora de Energia (TP SUL) S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT
Paranaíba Transmissora de Energia S.A.	Rio de Janeiro/RJ	Transmission of electricity	24.5	Copel GeT
Cantareira Transmissora de Energia S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT
(a) The controlling company of Voltalia São Miguel do Gostoso Participações S.A., which in turn is the holding company for 4 SPEs: São João Wind Power Plant S.A., Carnaúba Wind Power Plant S.A., Reduto Wind Power Plant S.A. and Santo Cristo Wind Power Plant S.A.
1.1.3. Associates

Associated companies	Headquarters	Main activity	%	Investor
Dona Francisca Energética S.A.	Agudo/RS	Production of electricity	23.03	Copel
Foz do Chopim Energética Ltda.	Curitiba/PR	Production of electricity	35.77	Copel GeT
1.2. Business combination
With the purpose of optimizing its portfolio and seeking opportunities to recycle assets and equity interests, Copel carried out the following asset swap with Eletrobras (now called Axia Energia).
Prior to the transaction, Copel GET's interests in the assets involved in the transaction was as follows:
•100% owner of the Colider Hydroelectric Power Plant (HPP Colíder), which was recorded in Copel GET's Property, plant and equipment.
•share in the Cruzeiro do Sul consortium, through which it owned 51% of the Mauá Hydroelectric Power Plant (HPP Mauá).
•50.1% share in the joint venture Mata de Santa Genebra Transmissão S.A. (MSG).
On December 12, 2024, as per Material Facts 12/24, Copel GeT entered into an Agreement for the Transfer of Establishment, Purchase and Sale of Equity Interest, Onerous Assignment of Consortium Interest with Purchase and Sale of Assets and Other Covenants with Eletrobras and its wholly-owned subsidiary Eletrobras CGT Eletrosul. On May 30, 2025, upon completion of the transaction, Copel GeT received Eletrobras entire 49% interest in HPP Mauá and 49.9% interest in MSG, thereby acquiring full ownership of these assets, thus configuring an step acquisition, since prior to the transaction the control was joint.
As consideration, Copel GET transferred the entire HPP Colíder to Eletrobras, contingent consideration, (whose fair value was calculated based on the fair value of the assets acquired), and financial resources. The table below shows the fair value of the assets acquired from Eletrobras, which is equivalent to the total consideration paid by Copel, meaning that there was no goodwill or bargain purchase in this business combination.

Net assets acquired at fair value
HPP Mauá (49% acquired)	794,167
MSG (49,9% acquired)	547,553
1,341,720
Consideration
Cash	196,609
Transfer of HPP Colíder (100% previously held)	1,104,829
Contingent consideration	383,115
(-) Indemnification asset	(342,833)
1,341,720
The net effect on the Company's consolidated cash was an outflow of R$190,433, considering the consolidation of the cash amounts of the acquired ventures existing on the date of the business combination, which totaled R$6,176.
As a result of the acquisition, synergy gains are expected from the simplification of the operational and administrative structure, which had previously been shared.
The following table summarizes the consideration paid and the amounts of assets and liabilities recognized at fair value on the acquisition date for both the acquired and the previously interest, as required by the standard for step acquisition.

	HPP Mauá	Mata de Santa Genebra	Totals
Consideration			1,684,553
Cash			196,609
Transfer of HPP Colíder			1,104,829
Consideration Contingent			383,115
Indemnification Asset			(342,833)
HPP Mauá			(151,087)
MSG			(191,746)
Fair value of equity interest held prior to the business combination			1,380,581
HPP Mauá			830,834
MSG			549,747
Total consideration			2,722,301

Assets	2,122,351	3,381,044	5,503,395
Cash and cash equivalents	531	5,645	6,176
Bonds and securities	556	106,543	107,099
Customers	–	38,173	38,173
Contract assets	–	3,110,665	3,110,665
Taxes recoverable	30,432	22,686	53,118
Bonds and restricted deposits	51,522	94,777	146,299
Other receivables	2,780	1,593	4,373
Deferred income tax and social contribution	37,519	–	37,519
Property, plant and equipment and right-of-use asset	1,197,819	145	1,197,964
Intangible assets	801,192	817	802,009
Liabilities	497,351	2,283,743	2,781,094
Accounts payable to suppliers	420	7,180	7,600
Debentures, loans and financing	139,599	1,794,272	1,933,871
Accounts payable related to concession	48,992	–	48,992
Other accounts payable	–	11,721	11,721
Provisions for legal claims	9,119	25,474	34,593
Contingent liabilities	299,221	358,787	658,008
Deferred income tax and social contribution	–	86,309	86,309
Net assets at fair value	1,625,000	1,097,301	2,722,301
In May 2025, the Company recognized a gain of R$190,070 due to the fair value measurement effect of the existing interest prior to the business combination in HPP Mauá and MSG, recorded under “Other income (expenses), net.” This amount, added to the other effects of the business combination, generated a net gain of R$141,661 in operating income (R$93,496 in net income, after taxes).
The contract provides for a contingent consideration agreement that requires Copel to indemnify Eletrobras for: (i) any contingent liability of the HPP Colider existing prior to the closing date of the transfer transaction, up to a maximum undiscounted amount of R$250,000; (ii) any effect of the lawsuit that disputes the exclusion of liability for the delay in the commercial operation of the HPP Colider. The fair value of this contingent consideration of R$383,115 was estimated based on management's judgment of the outcome of the lawsuits individually, with R$354,403 referring to the liability exclusion lawsuit and R$28,712 referring to other contingent liabilities.
In addition, in compliance with the accounting standard for business combinations, the fair value of the contingent liability of R$658,008 was recognized in relation to the HPP Mauá and MSG lawsuits on the closing date of the transaction. In turn, Eletrobras and its wholly-owned subsidiary Eletrobras CGT Eletrosul contractually agreed to indemnify Copel and Copel GeT for the amount that may become due in relation to the above-mentioned lawsuits, so that the indemnification asset of R$342,833 was recorded, equivalent to the fair value of the indemnified liability, proportional to Eletrobras share before the business combination. The indemnification asset is deducted from the consideration transferred to the business combination.
The method used to value the fixed assets of the HPP Mauá at R$1,197,964 was the replacement cost, reduced by economic and functional obsolescence. The valuation process used information on (a) the cost of similar plant facilities; (b) the latest budgets for the expansion and replacement of similar assets; (c) the spot replacement price of the asset, considering the conditions of use in which the asset is found on the date of inspection; and (d) the projected cash flows of the business.
The valuation technique used to measure the fair value of significant concession assets acquired was based on the income approach, which converts future cash flows to present value, and used the following main assumptions.
•The identifiable intangible asset acquired from HPP Mauá in the amount of R$801,192 mainly includes (i) electricity sales contracts in the regulated environment (CCEAR) for the period from 2025 to 2040, with a contracted energy of 192 MW on average, and (ii) energy sales of 175 MW on average in the free environment (ACL) for the period from 2041 until the end of the concession in 2049;
•The identifiable contract asset acquired from MSG in the amount of R$3,110,664 mainly includes the RAP from concession contract No. 01/2014 for the period from 2025 to the end of the concession in 2044.
In the interim financial statements ended June 30, 2025, the allocation of values of the acquired assets and assumed liabilities was made on a preliminary basis by the acquirers, without adjustments until December 31, 2025.
The table below presents the results of MSG and HPP Mauá before and after the date of the business combination.

	HPP Mauá (a)	MSG	Totals
Net operating revenue	232,938	395,550	628,488
Until May 31, 2025	95,649	198,526	294,175
From June 1, 2025 to December 31, 2025	137,289	197,024	334,313
Net income	75,823	103,390	179,213
Until May 31, 2025	24,847	46,021	70,868
From June 1, 2025 to December 31, 2025	50,976	57,369	108,345
(a) Estimated information for 49% of the results of the HPP Mauá, which is not a separate legal entity, given that the plant's revenue and profits were included in Eletrobrás Statements of Financial Position until May 31, 2025, and in Copel GeT Statements of Financial Position as of June 1, 2025.
It should be noted that 50,1% of MSG results up to May 31, 2025, were already included in Copel net income through equity accounting. Thus, if the transaction had been completed on January 1, 2025, the consolidated income statement would show pro forma net revenue of R$26,411,031 and pro forma net income of R$2,735,750.